UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Net loss	$ (44.4)	$ (21.4)	$ (106.9)	$ (8.9)	$ (6.1)
Foreign currency translation adjustments, net of tax	(3.0)	0.9	(1.0)	(2.2)	(4.6)
Net unrealized gain (loss) on cash flow hedges, net of tax	(4.6)	16.9	(3.8)	93.5	117.2
Comprehensive loss	(52.0)	(3.6)	(111.7)	82.4	106.5
Less: Comprehensive loss attributable to noncontrolling interests	0.9	0.9	13.4	8.6	17.2
Comprehensive loss attributable to Lionsgate Studios Corp. shareholders	$ (51.1)	$ (2.7)	$ (98.3)	$ 91.0	$ 123.7